Contingent Liabilities and Financial Commitments - Tax Disputes - Additional Information (Details) £ in Millions, R$ in Millions, ₺ in Billions, ₩ in Billions	1 Months Ended	12 Months Ended
	Nov. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£) CASE	Dec. 31, 2017 GBP (£)	Dec. 31, 2015	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 GBP (£)	Aug. 23, 2019 GBP (£)	Aug. 23, 2019 KRW (₩)	Jul. 25, 2018 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 KRW (₩)
Property, Plant and Equipment
Disclosure Of Commitments And Contingencies [Line Items]
Future minimum lease payments		£ 19					£ 3
Property
Disclosure Of Commitments And Contingencies [Line Items]
Future minimum lease payments		7					£ 6
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Reassessment, statute of limitation period				5 years
BRAZIL | Tax Reassessment | Souza Cruz
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount		240			R$ 1,813
Netherlands | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount		£ 1,146
Bangladesh | Tax Assessment | BAT Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount										£ 154
Un-paid VAT and Supplementary Duty amount.			£ 210
EGYPT | Tax Reassessment | British American Tobacco Egypt LLC
Disclosure Of Commitments And Contingencies [Line Items]
Number of ongoing civil cases | CASE		2
Appeal process expected period		2 years
EGYPT | Tax Assessment | British American Tobacco Egypt LLC
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount		£ 88
South Korea | Tax Assessment | BAT Korea
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount											£ 50	₩ 80.7
South Korea | Tax Assessment | BAT Korea | VAT
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount								£ 4	₩ 6.7
TURKEY | BAT Tutun
Disclosure Of Commitments And Contingencies [Line Items]
Tax installment amount	£ 47
Number of tax payment instalment	18
Tax installment payment terms	1 November 2021 until 31 July 2024
TURKEY | Tax Assessment | BAT Tutun
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount		151				₺ 2.7
TURKEY | Tax and penalties | BAT Tutun
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount		120				2.1
TURKEY | Late payment interest | BAT Tutun
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment amount		£ 31				₺ 0.6